Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Income and Opportunity Fund
Class Name	Class A
Trading Symbol	HROAX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) (formerly, the FinTrust Income and Opportunity Fund) for the year ended November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.m3sixtycapital.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	www.m3sixtycapital.com
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$269	2.41%

Expenses Paid, Amount	$ 269
Expense Ratio, Percent	2.41%
Factors Affecting Performance [Text Block]

What factors influenced performance during the past year?

The largest contributors and detractors to Fund performance during the year on a sector and security basis were as follows:

Sector Contributors		Sector Detractors
Information Technology	7.41%	Materials	(0.02%)
Consumer Discretionary	6.22%	Consumer Staples	(0.02%)
Communication Services	5.27%

Security Contributors		Security Detractors
Nvidia Corp.	8.69%	Super Micro Computer, Inc.	(3.53%)
Sea Ltd. - ADR	1.99%	Baida, Inc. - ADR	(1.00%)
Tesla, Inc.	1.71%

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results
Line Graph [Table Text Block]	How has the Fund performed since inception?
Cumulative Performance of a Hypothetical $10,000 Investment as-of November 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A shares without sales charge	23.18%	6.47%	6.32%
Class A shares with sales charge	16.41%	5.27%	5.64%
S&P 500® Total Return Index	33.89%	15.75%	16.19%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 19,834,760
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 37,326
Investment Company, Portfolio Turnover	487.35%
Additional Fund Statistics [Text Block]

What are some Fund statistics?

Fund Statistics
Total Net Assets	$19,834,760	Investment Advisory Fees Paid to
		FinTrust Capital Advisors, LLC	$90,847
Number of Portfolio Holdings	36	Investment Advisory Fees Paid to
		M3Sixty Capital, LLC	37,326
		Portfolio Turnover Rate	487.35%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Communications	22.33%	Commodity Funds	6.44%
Technology	18.72%	Cash & Cash Equivalents	5.08%
Consumer, Non-cyclical	10.28%	Alternative Funds	5.01%
Financial	8.41%	Government	4.98%
Consumer, Cyclical	7.86%	Industrial	2.24%
Equity Funds	7.21%	Energy	1.44%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	5.15%	NVIDIA Corp.	4.18%
U.S. Treasury Note, 4.75%, 07/31/2025	5.05%	Fidelity Wise Origin Bitcoin Fund	4.17%
Meta Platforms, Inc. – Class A	4.92%	ProShares UltraPro Short QQQ	3.94%
DocuSign, Inc.	4.36%	SPDR Gold Shares	3.71%
Amazon.com, Inc.	4.19%	ProShares Short S&P500	3.38%

Material Fund Change Adviser [Text Block]

Material Fund Changes

At a Special Meeting of the Board of Trustees (the “Board”) held on July 31, 2024 (the “Special Meeting”), the Board was notified that another investment adviser was acquiring FinTrust Capital Advisors, LLC (the “Former Adviser”) and the transaction’s closing date was on August 31, 2024 (the “Closing Date”). Upon closing, the Investment Advisory Agreement between the Fund and the Former Adviser terminated because of a change in control of the Former Adviser that resulted in the assignment of the Advisory Agreement under federal securities laws. The Former Adviser recommended that M3Sixty Capital, LLC (the “Adviser”) take over management of the Fund under a new investment advisory agreement, effective on the Closing Date, or that the Fund be liquidated on that date. The Board considered the Fund’s options and voted unanimously to approve a New Investment Advisory Agreement (the “New Agreement”) with the Adviser, subject to shareholder approval. At a special meeting of shareholders held on August 30, 2024, shareholders voted to approve the Adviser to serve as investment adviser to the Fund.

Accountant Change Disagreements [Text Block]

Change in and Disagreements with Accountants

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures during the year ended November 30, 2024.

Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	M3Sixty Income and Opportunity Fund
Class Name	Institutional Class
Trading Symbol	HIOIX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) (formerly, the FinTrust Income and Opportunity Fund) for the year ended November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.m3sixtycapital.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	www.m3sixtycapital.com
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$241	2.16%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

What factors influenced performance during the past year?

The largest contributors and detractors to Fund performance during the year on a sector and security basis were as follows:

Sector Contributors		Sector Detractors
Information Technology	7.41%	Materials	(0.02%)
Consumer Discretionary	6.22%	Consumer Staples	(0.02%)
Communication Services	5.27%

Security Contributors		Security Detractors
Nvidia Corp.	8.69%	Super Micro Computer, Inc.	(3.53%)
Sea Ltd. - ADR	1.99%	Baida, Inc. - ADR	(1.00%)
Tesla, Inc.	1.71%

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed since inception?
Cumulative Performance of a Hypothetical $10,000 Investment as-of November 30, 2024

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	23.42%	6.74%	6.58%
S&P 500® Total Return Index	33.89%	15.75%	16.19%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 19,834,760
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 37,326
Investment Company, Portfolio Turnover	487.35%
Additional Fund Statistics [Text Block]

What are some Fund statistics?

Fund Statistics
Total Net Assets	$19,834,760	Investment Advisory Fees Paid to
		FinTrust Capital Advisors, LLC	$90,847
Number of Portfolio Holdings	36	Investment Advisory Fees Paid to
		M3Sixty Capital, LLC	37,326
		Portfolio Turnover Rate	487.35%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Communications	22.33%	Commodity Funds	6.44%
Technology	18.72%	Cash and Cash Equivalents	5.08%
Consumer, Non-cyclical	10.28%	Alternative Funds	5.01%
Financial	8.41%	Government	4.98%
Consumer, Cyclical	7.86%	Industrial	2.24%
Equity Funds	7.21%	Energy	1.44%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Federated Hermes Government Obligations Fund	5.15%	NVIDIA Corp.	4.18%
U.S. Treasury Note, 4.75%, 07/31/2025	5.05%	Fidelity Wise Origin Bitcoin Fund	4.17%
Meta Platforms, Inc. – Class A	4.92%	ProShares UltraPro Short QQQ	3.94%
DocuSign, Inc.	4.36%	SPDR Gold Shares	3.71%
Amazon.com, Inc.	4.19%	ProShares Short S&P500	3.38%

Material Fund Change Adviser [Text Block]

Material Fund Changes

At a Special Meeting of the Board of Trustees (the "Board") held on July 31, 2024 (the “Special Meeting”), the Board was notified that another investment adviser was acquiring FinTrust Capital Advisors, LLC (the "Former Adviser") and the transaction’s closing date was on August 31, 2024 (the “Closing Date”). Upon closing, the Investment Advisory Agreement between the Fund and the Former Adviser terminated because of a change in control of the Former Adviser that resulted in the assignment of the Advisory Agreement under federal securities laws. The Former Adviser recommended that M3Sixty Capital, LLC (the “Adviser") take over management of the Fund under a new investment advisory agreement, effective on the Closing Date, or that the Fund be liquidated on that date. The Board considered the Fund’s options and voted unanimously to approve a New Investment Advisory Agreement (the “New Agreement”) with the Adviser, subject to shareholder approval. At a special meeting of shareholders held on August 30, 2024, shareholders voted to approve the Adviser to serve as investment adviser to the Fund.

Accountant Change Disagreements [Text Block]

Change in and Disagreements with Accountants

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures during the year ended November 30, 2024.